Schedule_I_T2 - Condensed Financial Information of the Parent Company -Statements of Income and Comprehensive Income (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Foreign currency translation adjustment, tax | $	$ 0	$ 0		$ 0
Parent Company
Foreign currency translation adjustment, tax | ¥			¥ 0		¥ 0